JPMorgan Insurance Trust Core Bond Portfolio
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.4%
U.S. Treasury Bonds
3.50%, 2/15/2039	1,038	1,025
4.25%, 5/15/2039	945	1,019
1.13%, 5/15/2040	1,220	812
3.88%, 8/15/2040	1,975	2,025
1.88%, 2/15/2041	1,110	830
2.25%, 5/15/2041	4,785	3,800
1.75%, 8/15/2041	515	373
2.00%, 11/15/2041	205	155
3.13%, 11/15/2041	950	866
2.38%, 2/15/2042	2,510	2,018
2.75%, 8/15/2042	1,800	1,532
2.75%, 11/15/2042	5,520	4,681
4.00%, 11/15/2042	3,000	3,082
3.13%, 2/15/2043	500	450
2.88%, 5/15/2043	1,590	1,374
3.63%, 8/15/2043	350	340
3.75%, 11/15/2043	514	508
3.63%, 2/15/2044	645	624
3.38%, 5/15/2044	1,000	930
3.00%, 11/15/2044	663	578
2.50%, 2/15/2045	2,000	1,596
2.88%, 8/15/2045	570	486
3.00%, 11/15/2045	1,000	870
2.25%, 8/15/2046	3,104	2,342
3.00%, 2/15/2047	28	24
3.00%, 2/15/2048	90	79
3.13%, 5/15/2048	176	157
2.88%, 5/15/2049	160	137
2.25%, 8/15/2049	1,095	823
2.38%, 11/15/2049	1,365	1,054
2.00%, 2/15/2050	740	524
1.25%, 5/15/2050	197	115
1.38%, 8/15/2050	140	84
1.63%, 11/15/2050	2,240	1,436
1.88%, 2/15/2051	3,514	2,400
2.38%, 5/15/2051	1,100	845
2.00%, 8/15/2051	1,215	855
1.88%, 11/15/2051	5,100	3,473
2.25%, 2/15/2052	2,125	1,585
2.88%, 5/15/2052	5,320	4,551
3.00%, 8/15/2052	1,400	1,230
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	555	619
2.50%, 1/15/2029	139	149
U.S. Treasury Notes
2.75%, 5/31/2023	46	46
2.50%, 8/15/2023	600	595

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.38%, 8/31/2023	700	690
1.63%, 10/31/2023	2,000	1,965
2.13%, 2/29/2024	94	92
2.50%, 5/15/2024	30	29
2.00%, 6/30/2024	10	10
2.25%, 11/15/2024	112	108
1.75%, 12/31/2024	2,766	2,653
2.00%, 2/15/2025	1,000	961
2.88%, 4/30/2025	146	143
2.13%, 5/15/2025	575	553
2.88%, 5/31/2025	318	310
2.00%, 8/15/2025	729	697
2.25%, 11/15/2025	610	585
0.38%, 1/31/2026	650	590
1.63%, 2/15/2026	59	56
0.50%, 2/28/2026	4,645	4,222
2.50%, 2/28/2026	160	154
0.75%, 4/30/2026	100	91
0.88%, 6/30/2026	3,965	3,615
1.50%, 8/15/2026	28	26
0.88%, 9/30/2026	180	163
2.00%, 11/15/2026	84	79
1.75%, 12/31/2026	2,082	1,939
1.50%, 1/31/2027	74	68
2.25%, 2/15/2027	293	278
2.63%, 5/31/2027	5,100	4,890
2.75%, 7/31/2027	2,230	2,148
3.13%, 8/31/2027	2,935	2,871
0.38%, 9/30/2027	1,160	1,003
3.88%, 11/30/2027	3,000	3,031
2.75%, 2/15/2028	16,630	15,974
1.25%, 3/31/2028	2,475	2,208
2.88%, 5/15/2028	991	956
1.25%, 6/30/2028	3,937	3,495
2.88%, 4/30/2029	7,005	6,726
3.13%, 8/31/2029	2,895	2,818
1.75%, 11/15/2029	265	238
1.50%, 2/15/2030	389	341
0.63%, 8/15/2030	280	228
0.88%, 11/15/2030	2,050	1,697
1.63%, 5/15/2031	805	700
1.25%, 8/15/2031	250	210
1.38%, 11/15/2031	840	709
1.88%, 2/15/2032	2,950	2,589
2.88%, 5/15/2032	1,630	1,551
U.S. Treasury STRIPS Bonds
2.90%, 5/15/2023 (a)	2,420	2,408
2.41%, 8/15/2023 (a)	1,890	1,860

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.91%, 11/15/2023 (a)	173	168
1.81%, 2/15/2024 (a)	327	315
3.65%, 11/15/2024 (a)	110	103
4.21%, 2/15/2025 (a)	50	46
5.78%, 5/15/2026 (a)	100	89
3.90%, 8/15/2026 (a)	23	20
4.04%, 11/15/2026 (a)	250	219
4.71%, 2/15/2027 (a)	300	260
4.14%, 5/15/2027 (a)	725	624
3.68%, 8/15/2027 (a)	250	213
4.51%, 11/15/2027 (a)	710	601
3.40%, 2/15/2028 (a)	27	23
3.24%, 5/15/2028 (a)	140	116
8.82%, 8/15/2028 (a)	50	41
4.70%, 2/15/2029 (a)	658	533
1.66%, 8/15/2029 (a)	3,400	2,704
4.41%, 11/15/2029 (a)	200	158
5.48%, 5/15/2030 (a)	300	232
4.52%, 8/15/2030 (a)	300	230
4.04%, 11/15/2030 (a)	500	381
5.20%, 2/15/2031 (a)	350	264
4.43%, 5/15/2031 (a)	275	206
3.67%, 11/15/2031 (a)	760	558
4.27%, 2/15/2032 (a)	350	254
4.81%, 11/15/2032 (a)	800	563
4.32%, 2/15/2033 (a)	400	279
4.44%, 5/15/2033 (a)	1,175	811
7.47%, 8/15/2033 (a)	100	68
5.00%, 11/15/2033 (a)	1,025	693
4.47%, 2/15/2034 (a)	775	519
3.70%, 11/15/2034 (a)	50	32
3.65%, 2/15/2035 (a)	65	42
4.00%, 5/15/2035 (a)	250	159
2.55%, 11/15/2041 (a)	100	48
Total U.S. Treasury Obligations (Cost $160,014)		143,397
Corporate Bonds — 25.2%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.15%, 4/10/2027 (b)	164	156
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	45	44
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	200	163
5.80%, 10/11/2041 (b)	51	53
Boeing Co. (The)
4.88%, 5/1/2025	125	125
2.75%, 2/1/2026	126	120
2.20%, 2/4/2026	200	186
2.70%, 2/1/2027	640	590

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
3.25%, 3/1/2028	224	207
5.15%, 5/1/2030	190	191
5.71%, 5/1/2040	175	177
Leidos, Inc.
2.30%, 2/15/2031	120	97
5.75%, 3/15/2033	150	153
Northrop Grumman Corp. 5.15%, 5/1/2040	140	142
Raytheon Technologies Corp.
3.20%, 3/15/2024	28	27
5.15%, 2/27/2033	221	230
4.50%, 6/1/2042	80	76
4.15%, 5/15/2045	138	121
3.75%, 11/1/2046	80	66
4.35%, 4/15/2047	90	81
		3,005
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	110	86
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	140	128
1.30%, 1/8/2026 (b)	115	103
1.50%, 6/15/2026 (b)	45	40
3.00%, 2/10/2027 (b)	200	184
2.38%, 10/15/2027 (b)	130	115
1.80%, 1/10/2028 (b)	215	182
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	200	162
		914
Banks — 5.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900	757
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (c)	250	245
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	200	187
2.55%, 2/13/2030 (b)	200	172
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	300	233
Banco Santander SA (Spain)
2.75%, 5/28/2025	200	189
1.85%, 3/25/2026	400	359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	175
Bank of America Corp.
Series L, 3.95%, 4/21/2025	92	89
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	100	96
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	313	312
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	100	91
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	235	211
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	260	246

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	360	348
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	76	72
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	204	176
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	313	265
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	150	120
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	330	270
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	110	93
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	743	525
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	287	285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	206	178
Bank of Montreal (Canada)
1.85%, 5/1/2025	200	187
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	47	42
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	390	385
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (b)	254	242
4.94%, 1/26/2026 (b)	760	751
1.60%, 10/4/2026 (b)	245	215
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	369	356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	160
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	293	269
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	232	205
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	349	291
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	320	267
BPCE SA (France)
4.63%, 7/11/2024 (b)	200	195
1.00%, 1/20/2026 (b)	305	272
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	250	225
(SOFR + 2.10%), 5.97%, 1/18/2027 (b) (c)	250	249
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	250	194
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	320	240
Citigroup, Inc.
4.40%, 6/10/2025	78	76
4.45%, 9/29/2027	210	204
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	200	191
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	605	573
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	75	70
(3-MONTH CME TERM SOFR + 1.45%), 4.07%, 4/23/2029 (c)	74	71
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	625	519
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	110	90
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	171	145
(3-MONTH CME TERM SOFR + 1.17%), 3.88%, 1/24/2039 (c)	50	42
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	75	54
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	450	426

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	650	597
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	400	357
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	200	200
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	325	284
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	200	205
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	229	228
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	314	326
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	176
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	168
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	300	242
(SOFR + 2.39%), 6.25%, 3/9/2034 (c)	250	261
6.50%, 9/15/2037	250	245
6.10%, 1/14/2042	120	128
ING Groep NV (Netherlands) 3.95%, 3/29/2027	200	191
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	55	49
Lloyds Banking Group plc (United Kingdom)
4.50%, 11/4/2024	220	213
4.58%, 12/10/2025	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	200	190
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	245	215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	275	277
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	220	195
2.05%, 7/17/2030	340	278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (c)	210	212
3.75%, 7/18/2039	515	442
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	255	224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	380	382
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	220	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	400	408
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b) (d)	250	195
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	440	385
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	283	274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	440	398
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	200	192
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	200	188
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	215	223
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	201
PNC Bank NA 2.50%, 8/27/2024	250	240
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	361	356

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	234	237
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	220	191
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	470	478
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	260	227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	215	186
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	500	394
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	245	215
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	25	23
5.52%, 1/13/2028	370	376
3.04%, 7/16/2029	345	306
5.71%, 1/13/2030	370	382
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026 (b)	403	364
Toronto-Dominion Bank (The) (Canada) 5.16%, 1/10/2028	240	242
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (c)	185	180
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	175
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	176
Wells Fargo & Co.
5.38%, 11/2/2043	200	191
4.40%, 6/14/2046	47	39
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	140	133
3.13%, 11/18/2041	221	152
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (b)	560	558
		27,848
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	373	371
4.90%, 2/1/2046	105	103
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	120	120
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150	142
4.44%, 10/6/2048	130	119
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	215	167
Constellation Brands, Inc.
2.88%, 5/1/2030	420	368
4.75%, 5/9/2032	20	20
4.50%, 5/9/2047	65	57
5.25%, 11/15/2048	25	24
Diageo Capital plc (United Kingdom) 1.38%, 9/29/2025	350	323
		1,814

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	516	479
4.50%, 5/14/2035	100	97
4.05%, 11/21/2039	510	456
4.40%, 11/6/2042	370	338
4.85%, 6/15/2044	200	191
Amgen, Inc.
1.65%, 8/15/2028	120	104
5.25%, 3/2/2033	365	375
5.60%, 3/2/2043	460	474
4.66%, 6/15/2051	300	273
Baxalta, Inc. 5.25%, 6/23/2045	3	3
Gilead Sciences, Inc. 2.60%, 10/1/2040	310	229
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	460	372
		3,391
Broadline Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	80	75
3.95%, 4/13/2052	390	346
eBay, Inc. 2.60%, 5/10/2031	830	705
		1,126
Building Products — 0.2%
Lennox International, Inc. 1.35%, 8/1/2025	540	495
Masco Corp.
2.00%, 10/1/2030	90	72
6.50%, 8/15/2032	80	85
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	150	155
		807
Capital Markets — 2.0%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	21	17
Blackstone Secured Lending Fund 3.65%, 7/14/2023	200	197
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55	51
4.85%, 3/29/2029	54	52
4.70%, 9/20/2047	9	8
Charles Schwab Corp. (The) 3.20%, 3/2/2027	100	92
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	384	390
1.25%, 8/7/2026	450	380
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	589	546
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	250	223
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	380	370
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	205	177
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	350	297

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	150	149
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	137	133
4.25%, 10/21/2025	105	102
3.85%, 1/26/2027	45	43
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	195	174
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	301	275
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	742	703
2.60%, 2/7/2030	400	343
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	95	77
6.75%, 10/1/2037	80	86
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	400	346
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	215	193
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	81	84
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	200	152
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	330	335
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	210	187
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	220	217
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	550	516
4.35%, 9/8/2026	20	19
3.63%, 1/20/2027	101	97
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	39	36
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	222	210
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	96	91
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	155	156
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	159	153
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	280	220
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	265	204
4.30%, 1/27/2045	85	75
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212	201
2.68%, 7/16/2030	200	162
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	29	26
Nuveen LLC 4.00%, 11/1/2028 (b)	160	154
S&P Global, Inc.
4.25%, 5/1/2029	346	341
2.90%, 3/1/2032	193	172
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	200	199
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (b)	400	382
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (b) (c)	200	176
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	240	230

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	250	194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	160
		10,573
Chemicals — 0.6%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	310	280
Albemarle Corp. 5.45%, 12/1/2044	50	47
Celanese US Holdings LLC 6.05%, 3/15/2025	151	152
Chevron Phillips Chemical Co. LLC 5.13%, 4/1/2025 (b)	485	488
Dow Chemical Co. (The) 4.55%, 11/30/2025	14	14
DuPont de Nemours, Inc. 5.32%, 11/15/2038	595	599
Eastman Chemical Co. 4.50%, 12/1/2028	220	216
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (b)	190	161
2.30%, 11/1/2030 (b)	80	64
3.27%, 11/15/2040 (b)	110	78
5.00%, 9/26/2048	52	44
LYB International Finance III LLC
1.25%, 10/1/2025	79	72
3.63%, 4/1/2051	245	174
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70	68
4.20%, 4/1/2029	25	24
4.13%, 3/15/2035	90	80
5.00%, 4/1/2049	40	37
RPM International, Inc. 2.95%, 1/15/2032	305	248
Union Carbide Corp. 7.75%, 10/1/2096	75	91
		2,937
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	90	56
Republic Services, Inc. 5.00%, 4/1/2034	120	122
		178
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360	311
2.35%, 1/15/2032	270	214
		525
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52	49
3.50%, 12/15/2027	100	96
		145
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	600	594
2.88%, 8/14/2024	150	143

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
1.75%, 1/30/2026	150	134
2.45%, 10/29/2026	170	153
3.00%, 10/29/2028	210	183
3.30%, 1/30/2032	195	162
American Express Co. 4.20%, 11/6/2025	150	148
American Honda Finance Corp. 2.30%, 9/9/2026	17	16
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	275	258
5.50%, 1/15/2026 (b)	395	387
2.13%, 2/21/2026 (b)	160	142
4.25%, 4/15/2026 (b)	245	230
4.38%, 5/1/2026 (b)	150	141
2.53%, 11/18/2027 (b)	1,301	1,101
Capital One Financial Corp.
4.20%, 10/29/2025	40	37
(SOFR + 2.16%), 4.98%, 7/24/2026 (c)	120	116
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	74	64
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	179
General Motors Financial Co., Inc.
1.20%, 10/15/2024	110	103
3.80%, 4/7/2025	180	175
1.25%, 1/8/2026	467	420
4.35%, 1/17/2027	113	110
2.35%, 1/8/2031	97	77
2.70%, 6/10/2031	205	164
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	23	23
		5,260
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
0.95%, 2/10/2026 (b)	170	153
1.80%, 2/10/2031 (b)	140	111
2.50%, 2/10/2041 (b)	139	94
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	250	186
3.80%, 1/25/2050 (b)	230	170
3.63%, 5/13/2051 (b)	280	195
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	58	63
5.93%, 1/10/2034 (b)	65	65
Series 2013, 4.70%, 1/10/2036 (b)	141	132
Kroger Co. (The)
2.20%, 5/1/2030	500	419
5.40%, 7/15/2040	18	18
		1,606
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	284	253

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Packaging Corp. of America 4.05%, 12/15/2049	155	128
WRKCo, Inc.
3.00%, 9/15/2024	80	77
3.90%, 6/1/2028	35	33
		491
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	110	80
University of Miami Series 2022, 4.06%, 4/1/2052	120	103
University of Southern California Series A, 3.23%, 10/1/2120	110	69
		252
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	43	39
Safehold Operating Partnership LP 2.85%, 1/15/2032	400	311
WP Carey, Inc.
4.25%, 10/1/2026	245	239
2.25%, 4/1/2033	180	137
		726
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
2.30%, 6/1/2027	520	476
1.65%, 2/1/2028	55	48
2.25%, 2/1/2032	430	352
3.50%, 6/1/2041	154	122
3.65%, 6/1/2051	381	289
3.55%, 9/15/2055	126	90
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	150	141
Verizon Communications, Inc.
2.10%, 3/22/2028	200	178
3.15%, 3/22/2030	40	36
1.68%, 10/30/2030	75	61
2.36%, 3/15/2032	147	121
2.65%, 11/20/2040	260	186
		2,100
Electric Utilities — 1.9%
AEP Transmission Co. LLC 3.15%, 9/15/2049	35	25
Alabama Power Co. 6.13%, 5/15/2038	62	70
American Electric Power Co., Inc. 5.63%, 3/1/2033	260	269
Avangrid, Inc. 3.15%, 12/1/2024	72	70
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47	36
2.90%, 6/15/2050	110	76
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10	8
Series AD, 2.90%, 7/1/2050	200	139
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	200	193

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	95	89
4.55%, 11/15/2030 (b)	65	63
Commonwealth Edison Co. 3.65%, 6/15/2046	30	24
DTE Electric Co. 5.40%, 4/1/2053	370	388
Duke Energy Corp. 2.65%, 9/1/2026	100	94
Duke Energy Indiana LLC 3.75%, 5/15/2046	60	48
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46	35
Duke Energy Progress LLC 3.70%, 10/15/2046	54	42
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	160	142
2.53%, 10/1/2030 (b)	210	170
Edison International 3.55%, 11/15/2024	284	276
Emera US Finance LP (Canada) 4.75%, 6/15/2046	130	105
Entergy Arkansas LLC 3.50%, 4/1/2026	22	21
Entergy Corp. 2.95%, 9/1/2026	21	20
Entergy Louisiana LLC
2.40%, 10/1/2026	59	55
3.05%, 6/1/2031	38	33
4.00%, 3/15/2033	40	37
2.90%, 3/15/2051	130	89
Entergy Mississippi LLC 3.85%, 6/1/2049	135	107
Evergy Metro, Inc. 5.30%, 10/1/2041	50	49
Evergy, Inc. 2.90%, 9/15/2029	170	152
Exelon Corp. 5.30%, 3/15/2033	300	305
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	585	543
Florida Power & Light Co.
5.40%, 9/1/2035	50	51
5.30%, 4/1/2053	210	223
Fortis, Inc. (Canada) 3.06%, 10/4/2026	124	116
Hydro-Quebec (Canada) 8.05%, 7/7/2024	100	104
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	100	88
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	40	39
6.15%, 6/1/2037	30	31
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	56	43
MidAmerican Energy Co. 3.50%, 10/15/2024	59	58
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	40	39
Nevada Power Co. Series CC, 3.70%, 5/1/2029	100	96
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	45	37
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	27	26
5.25%, 2/28/2053	170	168
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	19	18
1.96%, 6/27/2030 (b)	250	203

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	185	167
2.45%, 12/2/2027 (b)	210	180
4.45%, 6/15/2029 (b)	110	100
OGE Energy Corp. 0.70%, 5/26/2023	135	134
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	165	164
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25	27
3.10%, 9/15/2049	215	158
Pacific Gas and Electric Co.
1.70%, 11/15/2023	175	171
3.45%, 7/1/2025	145	138
2.95%, 3/1/2026	595	553
3.75%, 8/15/2042 (e)	33	23
4.30%, 3/15/2045	55	41
4.00%, 12/1/2046	230	162
PECO Energy Co. 2.80%, 6/15/2050	100	68
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	19	18
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	245	260
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	160	155
Series A-4, 5.21%, 12/1/2047	110	113
Series A-5, 5.10%, 6/1/2052	205	209
Potomac Electric Power Co. 6.50%, 11/15/2037	75	85
PPL Electric Utilities Corp. 5.25%, 5/15/2053	225	233
Public Service Co. of Oklahoma
5.25%, 1/15/2033	280	286
Series G, 6.63%, 11/15/2037	175	192
Public Service Electric and Gas Co. 5.38%, 11/1/2039	28	28
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53	52
Series B, 3.65%, 3/1/2028	80	76
Series 05-B, 5.55%, 1/15/2036	80	80
4.05%, 3/15/2042	100	83
5.70%, 3/1/2053	115	120
Tampa Electric Co. 4.45%, 6/15/2049	100	87
Toledo Edison Co. (The) 6.15%, 5/15/2037	50	54
Union Electric Co.
2.95%, 6/15/2027	36	34
5.45%, 3/15/2053	250	261
Virginia Electric and Power Co. 6.35%, 11/30/2037	70	78
		9,703
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
3.25%, 9/8/2024	44	43

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
3.88%, 1/12/2028	22	21
Corning, Inc. 3.90%, 11/15/2049	284	220
		284
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC 3.14%, 11/7/2029	180	161
Halliburton Co.
4.85%, 11/15/2035	30	29
6.70%, 9/15/2038	60	66
NOV, Inc. 3.60%, 12/1/2029	200	181
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	300	277
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	81	78
		792
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	241	195
Financial Services — 0.3%
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	185	173
3.85%, 4/5/2029 (b)	130	119
Fiserv, Inc.
3.20%, 7/1/2026	70	66
4.40%, 7/1/2049	65	55
Global Payments, Inc.
3.20%, 8/15/2029	236	208
5.30%, 8/15/2029	91	90
2.90%, 5/15/2030	48	41
2.90%, 11/15/2031	92	75
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	67	64
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	475	408
ORIX Corp. (Japan) 3.25%, 12/4/2024	100	97
		1,396
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (b)	290	226
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	400	340
Campbell Soup Co. 3.13%, 4/24/2050	47	33
Conagra Brands, Inc. 5.30%, 11/1/2038	35	34
General Mills, Inc.
4.95%, 3/29/2033	220	224
3.00%, 2/1/2051	100	73
Kellogg Co. 5.25%, 3/1/2033	283	290
Kraft Heinz Foods Co.
4.63%, 10/1/2039	200	183
4.38%, 6/1/2046	153	133
McCormick & Co., Inc. 2.50%, 4/15/2030	342	292
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27	27

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	160	150
3.00%, 10/15/2030 (b)	380	303
Tyson Foods, Inc. 5.15%, 8/15/2044	90	85
		2,393
Gas Utilities — 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	50	43
4.13%, 3/15/2049	155	133
Boston Gas Co. 4.49%, 2/15/2042 (b)	22	19
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	80	64
ONE Gas, Inc. 2.00%, 5/15/2030	200	170
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	200	186
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	195	170
6.35%, 11/15/2052	200	230
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53	62
4.80%, 3/15/2047 (b)	26	22
Southwest Gas Corp. 3.80%, 9/29/2046	44	33
		1,132
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85	91
5.40%, 6/1/2041	126	131
4.38%, 9/1/2042	25	23
5.15%, 9/1/2043	77	78
4.70%, 9/1/2045	35	33
CSX Corp.
5.50%, 4/15/2041	50	52
4.75%, 11/15/2048	108	101
3.35%, 9/15/2049	10	8
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	160	189
5.63%, 3/15/2042 (b)	12	12
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	70	69
Kansas City Southern 4.70%, 5/1/2048	197	180
Norfolk Southern Corp.
3.95%, 10/1/2042	70	60
4.05%, 8/15/2052	40	33
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	25	24
3.40%, 11/15/2026 (b)	25	23
4.20%, 4/1/2027 (b)	75	72

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	270	254
Union Pacific Corp. 4.10%, 9/15/2067	150	125
		1,558
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	130	135
Becton Dickinson & Co. 4.67%, 6/6/2047	75	70
Boston Scientific Corp. 4.55%, 3/1/2039	49	46
DH Europe Finance II SARL 3.25%, 11/15/2039	184	154
		405
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	130	110
Ascension Health Series B, 2.53%, 11/15/2029	190	167
Children's Hospital Series 2020, 2.93%, 7/15/2050	180	119
Cigna Group (The) 4.50%, 2/25/2026	127	126
CommonSpirit Health
1.55%, 10/1/2025	145	134
2.78%, 10/1/2030	145	123
3.91%, 10/1/2050	140	108
CVS Health Corp.
4.30%, 3/25/2028	21	21
5.25%, 2/21/2033	330	337
5.05%, 3/25/2048	323	302
Elevance Health, Inc.
3.35%, 12/1/2024	70	68
4.10%, 3/1/2028	55	54
4.65%, 1/15/2043	18	17
4.65%, 8/15/2044	65	60
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	390	279
Series 2020, 2.88%, 9/1/2050	230	157
HCA, Inc.
5.25%, 6/15/2026	340	340
5.13%, 6/15/2039	125	117
5.50%, 6/15/2047	245	230
Memorial Health Services 3.45%, 11/1/2049	245	188
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83	69
MultiCare Health System 2.80%, 8/15/2050	120	74
MyMichigan Health Series 2020, 3.41%, 6/1/2050	80	58
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36	34
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17	16
Texas Health Resources 2.33%, 11/15/2050	140	84
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34	34
3.50%, 8/15/2039	160	136
3.25%, 5/15/2051	140	105
5.88%, 2/15/2053	140	157

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.05%, 4/15/2053	320	324
Universal Health Services, Inc. 2.65%, 10/15/2030	36	29
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	200	125
		4,302
Health Care REITs — 0.3%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	310	269
2.00%, 3/15/2031	160	125
Healthpeak OP LLC
2.13%, 12/1/2028	330	286
3.50%, 7/15/2029	132	121
3.00%, 1/15/2030	90	79
Physicians Realty LP 2.63%, 11/1/2031	130	103
Sabra Health Care LP 3.20%, 12/1/2031	210	154
Ventas Realty LP
4.13%, 1/15/2026	9	9
3.25%, 10/15/2026	25	23
3.85%, 4/1/2027	49	46
Welltower OP LLC
3.10%, 1/15/2030	85	74
6.50%, 3/15/2041	125	130
		1,419
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp. 4.70%, 12/9/2035	60	60
Starbucks Corp. 4.80%, 2/15/2033	440	444
		504
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	95	94
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	200	194
Constellation Energy Generation LLC
3.25%, 6/1/2025	250	241
5.80%, 3/1/2033	299	308
6.25%, 10/1/2039	100	105
5.75%, 10/1/2041	144	142
Southern Power Co. 5.15%, 9/15/2041	50	47
		1,037
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	150	142
Industrial REITs — 0.0% ^
Prologis LP
3.25%, 6/30/2026	18	17
2.88%, 11/15/2029	95	85

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — continued
2.25%, 4/15/2030	20	17
2.13%, 10/15/2050	150	85
		204
Insurance — 0.7%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (b)	200	194
3.90%, 4/6/2028 (b)	210	203
3.60%, 4/9/2029 (b)	200	188
Assurant, Inc. 4.20%, 9/27/2023	13	13
Athene Global Funding
2.75%, 6/25/2024 (b)	155	149
2.50%, 1/14/2025 (b)	103	97
1.45%, 1/8/2026 (b)	370	328
2.95%, 11/12/2026 (b)	515	461
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62	57
3.85%, 3/15/2052	210	176
Brown & Brown, Inc. 2.38%, 3/15/2031	460	368
CNA Financial Corp. 3.95%, 5/15/2024	44	43
F&G Global Funding 1.75%, 6/30/2026 (b)	185	166
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	21	18
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	120	96
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70	59
Jackson National Life Global Funding 3.88%, 6/11/2025 (b)	87	83
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	27	26
3.95%, 10/15/2050 (b)	207	157
MetLife, Inc. 4.13%, 8/13/2042	28	24
New York Life Global Funding 2.35%, 7/14/2026 (b)	65	60
New York Life Insurance Co. 4.45%, 5/15/2069 (b)	105	90
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	195	168
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	134	104
Principal Financial Group, Inc. 3.70%, 5/15/2029	30	28
Prudential Financial, Inc. 3.91%, 12/7/2047	61	48
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	158
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	50	42
		3,604
IT Services — 0.1%
CGI, Inc. (Canada) 2.30%, 9/14/2031	370	292
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	332	302
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	330	275
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	75	71

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Otis Worldwide Corp. 2.57%, 2/15/2030	280	245
Parker-Hannifin Corp. 4.45%, 11/21/2044	30	28
Xylem, Inc. 2.25%, 1/30/2031	110	92
		436
Media — 0.4%
Charter Communications Operating LLC
5.38%, 4/1/2038	38	33
3.50%, 3/1/2042	195	132
4.80%, 3/1/2050	240	183
3.70%, 4/1/2051	445	285
Comcast Corp.
3.55%, 5/1/2028	66	63
4.25%, 1/15/2033	167	163
4.20%, 8/15/2034	89	85
3.90%, 3/1/2038	32	29
3.25%, 11/1/2039	130	106
3.75%, 4/1/2040	160	137
4.00%, 11/1/2049	52	44
2.89%, 11/1/2051	186	127
2.94%, 11/1/2056	291	194
2.99%, 11/1/2063	76	49
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	67	64
2.95%, 10/1/2050 (b)	180	115
Discovery Communications LLC
5.20%, 9/20/2047	80	66
4.00%, 9/15/2055	124	82
Paramount Global 2.90%, 1/15/2027	42	38
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	90	103
Time Warner Cable LLC
6.55%, 5/1/2037	50	49
7.30%, 7/1/2038	50	52
5.50%, 9/1/2041	100	86
		2,285
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (b)	112	112
2.50%, 9/1/2030 (b)	750	628
Nucor Corp. 2.98%, 12/15/2055	30	20
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	600	551
Steel Dynamics, Inc. 1.65%, 10/15/2027	126	108
		1,419
Multi-Utilities — 0.3%
Ameren Illinois Co. 3.25%, 3/15/2050	185	138
CenterPoint Energy, Inc. 1.45%, 6/1/2026	230	208

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
CMS Energy Corp.
3.88%, 3/1/2024	110	108
2.95%, 2/15/2027	47	44
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38	39
4.50%, 5/15/2058	54	47
Consumers Energy Co. 3.25%, 8/15/2046	19	14
Delmarva Power & Light Co. 4.15%, 5/15/2045	50	43
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	50	48
NiSource, Inc.
5.25%, 3/30/2028	465	473
2.95%, 9/1/2029	85	76
1.70%, 2/15/2031	190	150
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70	71
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	19	19
3.25%, 6/15/2026	17	16
5.88%, 3/15/2041	96	100
4.40%, 6/1/2043	42	35
3.95%, 10/1/2046	21	16
WEC Energy Group, Inc. 3.55%, 6/15/2025	11	11
		1,656
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23	22
2.00%, 5/18/2032	240	185
1.88%, 2/1/2033	140	105
4.00%, 2/1/2050	125	95
Boston Properties LP
3.20%, 1/15/2025	29	27
3.65%, 2/1/2026	67	61
Corporate Office Properties LP
2.25%, 3/15/2026	470	415
2.75%, 4/15/2031	326	241
		1,151
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	200	180
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	120	118
4.25%, 7/15/2027 (b)	73	71
Boardwalk Pipelines LP 3.40%, 2/15/2031	170	148
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35	33
4.81%, 2/13/2033	310	315
2.77%, 11/10/2050	130	88
2.94%, 6/4/2051	205	142

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.00%, 3/17/2052	135	95
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	140	135
Buckeye Partners LP 5.85%, 11/15/2043	100	76
Cameron LNG LLC 3.70%, 1/15/2039 (b)	188	157
Coterra Energy, Inc. 3.90%, 5/15/2027	235	224
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	137	103
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	33	32
5.38%, 6/26/2026	39	37
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	260	270
Energy Transfer LP
4.75%, 1/15/2026	187	185
3.90%, 7/15/2026	24	23
5.50%, 6/1/2027	90	91
4.95%, 5/15/2028	40	39
4.15%, 9/15/2029	102	95
6.05%, 6/1/2041	100	101
6.10%, 2/15/2042	60	59
6.00%, 6/15/2048	235	225
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	50	55
Enterprise Products Operating LLC
3.70%, 2/15/2026	38	37
7.55%, 4/15/2038	86	101
4.45%, 2/15/2043	87	77
5.10%, 2/15/2045	16	15
3.20%, 2/15/2052	50	36
4.95%, 10/15/2054	6	5
EQM Midstream Partners LP 5.50%, 7/15/2028	130	118
EQT Corp. 3.90%, 10/1/2027	60	56
Equinor ASA (Norway) 3.25%, 11/10/2024	23	23
Exxon Mobil Corp. 3.00%, 8/16/2039	405	327
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	355	292
4.32%, 12/30/2039 (b)	130	99
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	241	195
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	135	133
2.60%, 10/15/2025 (b)	165	153
3.45%, 10/15/2027 (b)	372	337
HF Sinclair Corp.
2.63%, 10/1/2023	255	251
5.88%, 4/1/2026	138	139
Kinder Morgan, Inc. 5.20%, 6/1/2033	315	313
Magellan Midstream Partners LP 3.20%, 3/15/2025	14	13
Marathon Petroleum Corp. 4.70%, 5/1/2025	156	156
MPLX LP 4.80%, 2/15/2029	261	259
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	215	182

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ONEOK Partners LP 6.65%, 10/1/2036	15	16
ONEOK, Inc. 2.20%, 9/15/2025	250	232
Phillips 66 5.30%, 6/30/2033	270	274
Phillips 66 Co.
3.15%, 12/15/2029 (b)	95	86
4.90%, 10/1/2046 (b)	77	70
Pioneer Natural Resources Co. 1.90%, 8/15/2030	270	220
Plains All American Pipeline LP 4.30%, 1/31/2043	30	22
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	235	236
5.00%, 3/15/2027	450	448
4.50%, 5/15/2030	200	193
Spectra Energy Partners LP 4.50%, 3/15/2045	25	21
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60	62
6.80%, 5/15/2038	145	159
Targa Resources Corp. 4.20%, 2/1/2033	100	90
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	15	14
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	350	274
3.46%, 7/12/2049	145	115
3.13%, 5/29/2050	260	193
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70	74
4.75%, 5/15/2038	80	74
Valero Energy Corp.
2.15%, 9/15/2027	128	116
7.50%, 4/15/2032	14	16
Williams Cos., Inc. (The) 5.65%, 3/15/2033	200	207
		9,626
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	14	13
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404	362
3.13%, 12/1/2049	150	115
Haleon US Capital LLC 3.38%, 3/24/2029	260	240
		717
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	59
4.00%, 9/18/2042	40	36
2.13%, 8/6/2050	140	88
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	114	106
2.35%, 11/13/2040	175	126

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
4.55%, 2/20/2048	47	44
Eli Lilly & Co. 4.95%, 2/27/2063	210	216
Mylan, Inc. 5.40%, 11/29/2043	21	18
Royalty Pharma plc 1.20%, 9/2/2025	98	89
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	234	223
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	545	416
3.18%, 7/9/2050	225	161
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	210	200
Viatris, Inc. 2.30%, 6/22/2027	589	516
Zoetis, Inc. 2.00%, 5/15/2030	170	143
		2,441
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	240	252
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	79	74
Residential REITs — 0.2%
Essex Portfolio LP
1.65%, 1/15/2031	200	155
2.65%, 3/15/2032	145	118
Mid-America Apartments LP
3.95%, 3/15/2029	230	221
1.70%, 2/15/2031	150	119
UDR, Inc.
2.95%, 9/1/2026	28	26
3.20%, 1/15/2030	150	134
3.00%, 8/15/2031	25	21
2.10%, 8/1/2032	160	123
1.90%, 3/15/2033	240	180
		1,097
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50	48
3.85%, 2/1/2025	50	48
2.25%, 4/1/2028	200	171
2.50%, 8/16/2031	105	81
National Retail Properties, Inc.
3.60%, 12/15/2026	58	55
4.30%, 10/15/2028	150	141
Realty Income Corp. 4.85%, 3/15/2030	280	276
Regency Centers LP 2.95%, 9/15/2029	215	186
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	170	165
SITE Centers Corp. 3.63%, 2/1/2025	61	58
		1,229

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 2.80%, 10/1/2041	227	173
Broadcom, Inc.
1.95%, 2/15/2028 (b)	592	515
3.14%, 11/15/2035 (b)	378	291
3.19%, 11/15/2036 (b)	370	280
Intel Corp.
5.63%, 2/10/2043	305	312
5.70%, 2/10/2053	175	179
3.10%, 2/15/2060	50	33
KLA Corp. 3.30%, 3/1/2050	150	115
Microchip Technology, Inc.
2.67%, 9/1/2023	89	88
0.97%, 2/15/2024	90	86
0.98%, 9/1/2024	76	72
NXP BV (China)
2.50%, 5/11/2031	360	296
5.00%, 1/15/2033	140	136
3.25%, 5/11/2041	370	268
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	200	202
Xilinx, Inc. 2.38%, 6/1/2030	623	544
		3,590
Software — 0.5%
Microsoft Corp.
2.00%, 8/8/2023	125	124
3.50%, 2/12/2035	68	65
3.45%, 8/8/2036	60	56
2.92%, 3/17/2052	65	49
3.04%, 3/17/2062	40	30
Oracle Corp.
4.90%, 2/6/2033	310	304
3.60%, 4/1/2040	450	349
4.00%, 7/15/2046	110	84
5.55%, 2/6/2053	220	209
Roper Technologies, Inc.
1.40%, 9/15/2027	350	303
2.00%, 6/30/2030	160	132
VMware, Inc.
1.40%, 8/15/2026	404	357
4.65%, 5/15/2027	135	133
Workday, Inc. 3.50%, 4/1/2027	285	273
		2,468
Specialized REITs — 0.5%
American Tower Corp.
5.00%, 2/15/2024	71	71
3.38%, 10/15/2026	44	42
1.50%, 1/31/2028	325	276

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
2.10%, 6/15/2030	150	122
1.88%, 10/15/2030	275	218
3.70%, 10/15/2049	230	169
3.10%, 6/15/2050	130	85
2.95%, 1/15/2051	85	54
Crown Castle, Inc. 4.00%, 3/1/2027	24	23
Equinix, Inc.
2.90%, 11/18/2026	285	265
2.00%, 5/15/2028	463	396
Life Storage LP
4.00%, 6/15/2029	150	138
2.20%, 10/15/2030	300	246
2.40%, 10/15/2031	125	101
Public Storage
1.95%, 11/9/2028	156	137
2.25%, 11/9/2031	131	109
		2,452
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	180	143
Home Depot, Inc. (The)
3.90%, 12/6/2028	110	108
4.95%, 9/15/2052	198	198
Lowe's Cos., Inc.
1.70%, 10/15/2030	430	348
2.63%, 4/1/2031	105	90
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	80	78
3.60%, 9/1/2027	49	47
		1,012
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	82	70
3.85%, 8/4/2046	117	105
3.75%, 9/12/2047	140	122
Dell International LLC
5.45%, 6/15/2023	32	32
6.02%, 6/15/2026	342	351
5.25%, 2/1/2028	577	583
		1,263
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	410	323
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210	180
4.39%, 8/15/2037	250	204
3.73%, 9/25/2040	140	100

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.54%, 8/15/2047	282	210
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	160	145
		1,162
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	245	232
3.25%, 3/1/2025	48	46
3.38%, 7/1/2025	378	360
2.88%, 1/15/2026	160	149
3.25%, 10/1/2029	220	193
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	100	100
5.50%, 12/15/2024 (b)	174	172
WW Grainger, Inc. 4.60%, 6/15/2045	77	73
		1,325
Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	360	348
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	35	33
4.00%, 12/1/2046	52	43
3.45%, 5/1/2050	225	171
		247
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	200	174
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	180	148
T-Mobile USA, Inc.
3.88%, 4/15/2030	850	798
5.05%, 7/15/2033	330	332
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	255	230
5.63%, 2/10/2053	35	34
		1,716
Total Corporate Bonds (Cost $148,157)		131,796
Mortgage-Backed Securities — 21.7%
FHLMC
Pool # 611141, ARM, 3.72%, 1/1/2027 (f)	6	6
Pool # 846812, ARM, 4.27%, 4/1/2030 (f)	2	2
Pool # 1B1665, ARM, 2.82%, 4/1/2034 (f)	7	6
Pool # 1B2844, ARM, 3.05%, 3/1/2035 (f)	16	16
Pool # 1B3209, ARM, 4.01%, 1/1/2037 (f)	7	7
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # C00785, 6.50%, 6/1/2029	4	4

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C01292, 6.00%, 2/1/2032	3	3
Pool # A13625, 5.50%, 10/1/2033	17	18
Pool # A28796, 6.50%, 11/1/2034	3	4
Pool # A46417, 7.00%, 4/1/2035	26	28
Pool # V83115, 4.50%, 3/1/2047	361	360
Pool # Q48338, 4.50%, 5/1/2047	33	33
Pool # G61060, 4.50%, 6/1/2047	593	592
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	24	25
Pool # WN2203, 3.75%, 8/1/2032	1,200	1,150
Pool # U80265, 3.50%, 4/1/2033	188	182
Pool # U90690, 3.50%, 6/1/2042	173	164
Pool # U90975, 4.00%, 6/1/2042	79	77
Pool # U99134, 4.00%, 1/1/2046	130	127
FHLMC UMBS, 10 Year Pool # RA5276, 2.50%, 5/1/2051	837	722
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	276	267
Pool # QB1397, 2.50%, 7/1/2050	1,489	1,288
Pool # QB1284, 3.50%, 7/1/2050	672	629
Pool # QB1248, 4.00%, 7/1/2050	690	666
Pool # RA6702, 3.00%, 2/1/2052	967	872
FNMA
Pool # 303532, ARM, 4.16%, 3/1/2029 (f)	—	—
Pool # 745446, ARM, 4.23%, 4/1/2033 (f)	10	10
Pool # 722985, ARM, 3.90%, 7/1/2033 (f)	5	5
Pool # 766610, ARM, 3.97%, 1/1/2034 (f)	10	10
Pool # 735332, ARM, 3.85%, 8/1/2034 (f)	14	14
Pool # 735740, ARM, 3.19%, 10/1/2034 (f)	9	9
Pool # 810896, ARM, 5.16%, 1/1/2035 (f)	30	30
Pool # 823660, ARM, 3.14%, 5/1/2035 (f)	18	17
FNMA UMBS, 15 Year Pool # 962871, 4.50%, 5/1/2023	—	—
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	4	4
Pool # 255609, 4.50%, 1/1/2025	2	2
Pool # FM1345, 4.50%, 11/1/2038	485	484
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	5	5
Pool # 755973, 8.00%, 11/1/2028	11	11
Pool # 252211, 6.00%, 1/1/2029	1	1
Pool # 524949, 7.50%, 3/1/2030	4	4
Pool # 622534, 3.00%, 9/1/2031	79	71
Pool # 788150, 6.00%, 3/1/2032	7	7
Pool # 545639, 6.50%, 4/1/2032	19	20
Pool # 674349, 6.00%, 3/1/2033	3	3
Pool # AD0755, 7.00%, 6/1/2035	265	283
Pool # 833039, 5.00%, 9/1/2035	10	10
Pool # 745932, 6.50%, 11/1/2036	24	25

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 944831, 5.50%, 2/1/2038	4	4
Pool # 961799, 5.50%, 3/1/2038	2	2
Pool # 985558, 5.50%, 6/1/2038	1	1
Pool # AL3438, 6.50%, 10/1/2038	206	213
Pool # AA4236, 4.50%, 4/1/2039	96	95
Pool # 935241, 4.50%, 5/1/2039	2	3
Pool # MA2535, 4.50%, 2/1/2046	133	133
Pool # BH4683, 4.00%, 6/1/2047	173	169
Pool # BH4684, 4.00%, 6/1/2047	194	188
Pool # BH4685, 4.00%, 6/1/2047	169	167
Pool # BK9030, 5.00%, 10/1/2048	155	156
Pool # BM5430, 5.00%, 1/1/2049	296	302
Pool # BN5899, 5.00%, 2/1/2049	79	79
Pool # BK8745, 4.50%, 4/1/2049	213	211
Pool # BN4707, 5.00%, 4/1/2049	222	227
Pool # FM1939, 4.50%, 5/1/2049	162	161
Pool # CA3713, 5.00%, 6/1/2049	149	150
Pool # BN6475, 4.00%, 7/1/2049	31	30
Pool # BO2170, 4.00%, 7/1/2049	142	138
Pool # BO2305, 4.00%, 7/1/2049	51	50
Pool # BK8758, 4.50%, 7/1/2049	251	251
Pool # BO5625, 3.50%, 8/1/2049	583	558
Pool # BP4357, 3.00%, 2/1/2050	769	717
Pool # CA5702, 2.50%, 5/1/2050	1,309	1,140
Pool # BP6439, 2.50%, 7/1/2050	1,484	1,281
Pool # FS0730, 4.00%, 2/1/2051	948	912
Pool # BU0070, 2.50%, 10/1/2051	1,052	908
Pool # BU1805, 2.50%, 12/1/2051	1,337	1,156
Pool # CB2637, 2.50%, 1/1/2052	990	855
Pool # CB2670, 3.00%, 1/1/2052	913	821
Pool # FS3345, 3.00%, 2/1/2052	1,955	1,757
Pool # FS0882, 2.50%, 3/1/2052	1,587	1,382
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	4	4
Pool # 535442, 8.50%, 6/1/2030	—	—
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	143	141
Pool # AN0890, 2.63%, 3/1/2026	453	432
Pool # AM7321, 3.12%, 11/1/2026	905	872
Pool # AM7515, 3.34%, 2/1/2027	1,000	963
Pool # AN9686, 3.52%, 6/1/2028	500	485
Pool # 109452, 3.64%, 8/1/2028	936	908
Pool # 405220, 6.00%, 9/1/2028	2	2
Pool # BL1040, 3.81%, 12/1/2028	300	294
Pool # BL4435, 2.42%, 10/1/2029	700	630
Pool # AN6846, 2.93%, 10/1/2029	1,092	1,019
Pool # BL4333, 2.52%, 11/1/2029	1,055	955
Pool # BS0448, 1.27%, 12/1/2029	1,254	1,050

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN9976, 3.96%, 2/1/2030	1,200	1,181
Pool # BS7782, IO, 4.32%, 3/1/2030 ‡ (g)	1,500	1,508
Pool # BL6267, 2.01%, 4/1/2030	1,326	1,157
Pool # AM8692, 3.03%, 4/1/2030	650	604
Pool # AM8544, 3.08%, 4/1/2030	454	428
Pool # BS7168, 4.57%, 6/1/2030	1,446	1,476
Pool # BL6386, 2.02%, 8/1/2030	1,059	916
Pool # BL9251, 1.45%, 10/1/2030	1,192	993
Pool # AM4789, 4.18%, 11/1/2030	298	292
Pool # BL9645, 1.50%, 1/1/2031	1,100	903
Pool # BL9627, 1.56%, 1/1/2031	1,300	1,073
Pool # BS4313, 1.98%, 1/1/2032	1,985	1,667
Pool # BM7037, 1.75%, 3/1/2032 (f)	1,649	1,356
Pool # BS5907, 3.54%, 6/1/2032	1,386	1,313
Pool # BS6258, 3.70%, 8/1/2032	1,200	1,150
Pool # BS6611, 3.72%, 8/1/2032	992	958
Pool # BS6305, 3.68%, 9/1/2032	936	896
Pool # BS6339, 3.80%, 9/1/2032	1,105	1,068
Pool # BS6822, 3.81%, 10/1/2032	1,245	1,204
Pool # BS6845, 4.22%, 10/1/2032	1,000	995
Pool # BS6601, 3.54%, 11/1/2032	1,100	1,040
Pool # BS7115, 3.81%, 11/1/2032	1,010	976
Pool # BS6819, 4.12%, 11/1/2032	1,405	1,393
Pool # BS7090, 4.45%, 12/1/2032	1,050	1,064
Pool # BS7298, 4.86%, 12/1/2032	775	812
Pool # BS7843, 3.90%, 2/1/2033	1,200	1,169
Pool # BS7850, 4.21%, 2/1/2033	1,000	996
Pool # BS7398, 4.74%, 2/1/2033	1,070	1,111
Pool # BS7896, 4.47%, 3/1/2033	2,000	2,033
Pool # 754922, 5.50%, 9/1/2033	11	11
Pool # BS7097, 4.67%, 11/1/2034	2,955	3,026
Pool # BL7110, 1.76%, 7/1/2035	1,500	1,161
Pool # 847108, 6.50%, 10/1/2035	51	51
Pool # AL9678, 4.00%, 2/1/2036	474	447
Pool # AN1330, 3.19%, 3/1/2036	932	879
Pool # 257172, 5.50%, 4/1/2038	2	2
Pool # AO9352, 4.00%, 7/1/2042	109	107
Pool # MA1125, 4.00%, 7/1/2042	118	115
Pool # MA1178, 4.00%, 9/1/2042	63	62
Pool # MA1437, 3.50%, 5/1/2043	210	199
Pool # AL6167, 3.50%, 1/1/2044	232	219
Pool # MA2545, 3.50%, 2/1/2046	346	329
Pool # MA2793, 3.50%, 10/1/2046	178	169
Pool # BF0558, 5.00%, 12/1/2049	878	892
Pool # BF0132, 4.00%, 7/1/2056	206	201
Pool # BF0230, 5.50%, 1/1/2058	1,211	1,261
Pool # BM6734, 4.00%, 8/1/2059	1,311	1,270
Pool # BF0464, 3.50%, 3/1/2060	770	722

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0497, 3.00%, 7/1/2060	693	619
Pool # BM7075, 3.00%, 3/1/2061	1,131	1,000
Pool # BF0546, 2.50%, 7/1/2061	991	828
Pool # BF0560, 2.50%, 9/1/2061	1,206	1,008
Pool # BF0583, 4.00%, 12/1/2061	936	895
Pool # BF0586, 5.00%, 12/1/2061	942	942
Pool # BF0617, 2.50%, 3/1/2062	1,011	845
Pool # BF0604, 3.50%, 3/1/2062	1,961	1,834
Pool # BF0605, 4.00%, 3/1/2062	291	276
Pool # BF0654, 3.00%, 6/1/2062	1,388	1,226
Freedom Frn , 4.90%, 3/22/2024 ‡ (f)	705	706
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	—	—
Pool # 405535, 7.00%, 12/15/2025	—	—
Pool # 412336, 8.00%, 10/15/2027	—	—
Pool # 451507, 8.00%, 10/15/2027	1	1
Pool # 412369, 7.00%, 11/15/2027	1	1
Pool # 467705, 6.50%, 3/15/2028	1	1
Pool # 472679, 7.00%, 6/15/2028	2	2
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 781614, 7.00%, 6/15/2033	3	3
Pool # 617653, 6.00%, 5/15/2037	26	27
Pool # 678574, 5.50%, 6/15/2038	536	561
Pool # 681554, 5.50%, 7/15/2038	502	526
Pool # 678169, 5.50%, 9/15/2038	305	329
Pool # 681568, 5.50%, 9/15/2038	530	568
Pool # 694458, 6.00%, 10/15/2038	4	5
Pool # 782510, 6.50%, 12/15/2038	12	12
GNMA II
Pool # CE5524, ARM, 6.54%, 8/20/2071 (f)	1,048	1,093
Pool # CK2783, ARM, 6.40%, 2/20/2072 (f)	1,200	1,246
Pool # CK2799, ARM, 6.41%, 3/20/2072 (f)	1,016	1,057
Pool # CK2805, ARM, 6.37%, 4/20/2072 (f)	1,231	1,279
Pool # CK2810, ARM, 6.38%, 4/20/2072 (f)	1,127	1,170
Pool # CP1819, ARM, 6.54%, 7/20/2072 (f)	913	959
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2324, 8.00%, 11/20/2026	5	5
Pool # 2341, 7.50%, 12/20/2026	—	—
Pool # 2362, 8.00%, 1/20/2027	1	1
Pool # BJ9823, 3.75%, 4/20/2048	1,435	1,381
Pool # BP4337, 4.50%, 9/20/2049	461	467
Pool # BP5551, 4.50%, 9/20/2049	428	432
Pool # BR0553, 4.50%, 2/20/2050	351	353
Pool # BS7393, 4.00%, 3/20/2050	417	403
Pool # BT8093, 3.50%, 4/20/2050	960	921
Pool # BS7411, 4.00%, 4/20/2050	699	675
Pool # BT4341, 3.00%, 7/20/2050	956	873

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA7534, 2.50%, 8/20/2051	9,243	8,136
Pool # MA7649, 2.50%, 10/20/2051	2,269	1,997
Pool # CK2698, 3.00%, 2/20/2052	344	310
Pool # CL1821, 3.50%, 2/20/2052	784	733
Pool # CK1634, 4.00%, 2/20/2052	967	931
Pool # CM2161, 3.00%, 3/20/2052	596	536
Pool # CM2213, 3.00%, 3/20/2052	118	106
Pool # CN3556, 4.50%, 5/20/2052	938	931
Pool # MA8200, 4.00%, 8/20/2052	2,303	2,216
GNMA II, Other Pool # AD0018, 3.75%, 12/20/2032	74	72
Total Mortgage-Backed Securities (Cost $120,703)		113,599
Asset-Backed Securities — 13.5%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (b)	1,000	983
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	86	81
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	65	60
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	200	176
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	142	123
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	29	26
Series 2016-3, Class AA, 3.00%, 10/15/2028	92	81
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	383	373
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 (b)	200	197
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	211	207
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	200	198
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (b)	380	373
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	100	100
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (b)	200	196
American Tower Trust #1, 3.65%, 3/23/2028 (b)	160	151
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	850	793
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	1,000	935
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	750	682
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	1,000	912
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b) (f)	950	795
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (b)	1,000	853
Avid Automobile Receivables Trust Series 2021-1, Class C, 1.55%, 5/15/2026 (b)	1,210	1,166
Bridge Trust Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	900	855
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	60	55
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	81	71
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	132	114
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	346	328
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	600	561
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (b)	774	737

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	345	334
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	158	141
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	807	797
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (b)	947	934
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	1,000	940
CIG Auto Receivables Trust Series 2020-1A, Class C, 1.75%, 1/12/2026 (b)	131	130
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 8.78%, 12/15/2024 (b) (f)	545	547
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	910	885
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	500	442
Series 2019-3, Class B, 3.16%, 10/15/2052 (b)	700	598
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	810	654
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	880	895
Credit Acceptance Auto Loan Trust Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	900	925
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	205	199
Crown Castle Towers LLC, 3.66%, 5/15/2025 (b)	60	58
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.60%, 3/25/2034 (f)	5	5
Series 2004-1, Class M2, 5.67%, 3/25/2034 (f)	4	4
Series 2004-1, Class 3A, 5.41%, 4/25/2034 (f)	1	1
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	650	577
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	269	248
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (b)	1,169	1,052
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	1,000	977
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	900	933
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	750	785
Evergy Metro, Inc., 4.20%, 3/15/2048	50	42
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	312	308
Series 2019-4A, Class D, 2.58%, 9/15/2025 (b)	854	838
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,032	1,079
FirstKey Homes Trust
Series 2022-SFR3, Class C, 4.50%, 7/17/2026 (b)	784	752
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (b)	800	728
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (b)	500	459
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	850	771
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	1,200	1,021
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	900	796
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (b) (f)	1,765	1,683
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	1,500	1,375
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	1,000	857
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	1,350	1,157
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	426	402
Foundation Finance Trust Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	265	256
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	860	854

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	1	1
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	242	201
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	33	31
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	137	125
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	93	87
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	22	20
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	68	65
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	26	26
Jonah Energy Abs I LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	484	478
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,000	865
Lendmark Funding Trust Series 2022-1A, Class C, 6.60%, 7/20/2032 (b)	1,200	1,158
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 5.87%, 8/25/2033 (f)	4	4
Series 2004-1, Class M1, 5.60%, 2/25/2034 (f)	24	23
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	314	311
Marlette Funding Trust Series 2021-3A, Class C, 1.81%, 12/15/2031 (b)	1,400	1,274
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	245	228
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	59	56
New Century Home Equity Loan Trust Series 2005-1, Class M1, 5.52%, 3/25/2035 (f)	22	21
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	514	480
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,215	1,093
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	757	691
Octane Receivables Trust Series 2022-2A, Class D, 7.70%, 2/20/2030 (b)	1,400	1,422
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (b)	1,100	1,033
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	1,000	947
Series 2023-1A, Class D, 7.07%, 2/14/2033 (b)	682	692
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	312	304
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	210	208
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	1,400	1,343
Pendoor Proper, Zero Coupon, 2/15/2026 ‡ (b)	1,000	953
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.81%, 5/25/2027 (b) (f)	850	849
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	657	618
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	1,363	1,279
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	745	707
Progress Residential Trust
Series 2022-SFR2, Class A, 2.95%, 4/17/2027 (b)	550	509
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	700	639
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 (b)	800	764
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (b)	900	835
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	33	29
RMIP, Zero Coupon, 8/25/2023 ‡	126	124
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	1,189	1,173
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	810	809

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 (b)	170	161
Series 2020-2A, Class A, 1.33%, 7/20/2037 (b)	212	197
Sonoran Auto Receivables Trust, 4.76%, 6/15/2025 ‡	117	115
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	44	39
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	459	436
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	102	100
Series 2013-1, Class A, 4.30%, 8/15/2025	116	111
Series 2016-1, Class B, 3.65%, 1/7/2026	38	35
Series 2018-1, Class B, 4.60%, 3/1/2026	82	77
Series 2014-1, Class A, 4.00%, 4/11/2026	42	40
Series 2016-2, Class AA, 2.88%, 10/7/2028	71	63
Series 2016-2, Class A, 3.10%, 10/7/2028	227	196
Series 2018-1, Class A, 3.70%, 3/1/2030	318	274
Series 2019-1, Class AA, 4.15%, 8/25/2031	210	189
Series 2019-2, Class AA, 2.70%, 5/1/2032	196	165
vMobo, Inc., 7.46%, 7/18/2027 ‡	1,000	965
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (e)	531	485
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	338	309
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	1,177	1,082
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	812	760
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	1,102	1,004
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	460	426
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	632	593
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	658	605
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 (b)	195	191
WILMA, 7.95%, 3/27/2029 ‡	982	982
Total Asset-Backed Securities (Cost $73,781)		70,696
Commercial Mortgage-Backed Securities — 5.8%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	300	281
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100	941
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	750	699
Series 2020-CBM, Class C, 3.40%, 2/10/2037 (b)	500	456
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200	194
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156	150
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	885	804
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	100	75
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (b) (f)	1,456	1,326
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	330	322
Series K065, Class A2, 3.24%, 4/25/2027	215	207
Series K065, Class AM, 3.33%, 5/25/2027	115	111
Series K066, Class A2, 3.12%, 6/25/2027	267	256
Series K070, Class A2, 3.30%, 11/25/2027 (f)	208	200

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K072, Class AM, 3.50%, 12/25/2027 (f)	1,000	966
Series K079, Class AM, 3.93%, 6/25/2028	588	578
Series K081, Class A2, 3.90%, 8/25/2028 (f)	395	389
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (f)	4,215	267
Series K146, Class A2, 2.92%, 6/25/2032	1,100	991
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	1,000	960
Series K-151, Class A2, 3.80%, 10/25/2032 (f)	1,150	1,111
Series K-153, Class A2, 3.82%, 12/25/2032 (f)	1,000	968
Series Q013, Class APT2, 1.17%, 5/25/2050 (f)	762	682
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	157	154
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (f)	691	656
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	267	256
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	291	278
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	262	248
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	460	443
Series 2017-M5, Class A2, 3.10%, 4/25/2029 (f)	240	227
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	162	151
Series 2020-M50, Class A1, 0.67%, 10/25/2030	500	463
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330	288
Series 2020-M50, Class X1, IO, 1.89%, 10/25/2030 (f)	5,105	370
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	3,350	2,736
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (f)	1,500	1,219
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	1,290	1,087
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	900	865
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	224	213
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (f)	2,500	221
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.17%, 1/25/2029 (b) (f)	1,026	968
Series 2014-K40, Class C, 4.07%, 11/25/2047 (b) (f)	168	164
Series 2015-K44, Class B, 3.72%, 1/25/2048 (b) (f)	640	620
Series 2015-K45, Class B, 3.61%, 4/25/2048 (b) (f)	500	485
Series 2016-K59, Class B, 3.58%, 11/25/2049 (b) (f)	180	171
Series 2018-K730, Class B, 3.80%, 2/25/2050 (b) (f)	551	533
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (f)	750	673
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	740	676
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	987	859
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	967	835
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	2,020	1,608
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	4	3
Total Commercial Mortgage-Backed Securities (Cost $32,481)		30,404
Collateralized Mortgage Obligations — 4.2%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	405	400
Series 2005-22T1, Class A2, IF, IO, 0.22%, 6/25/2035 (f)	270	21
Series 2005-20CB, Class 3A8, IF, IO, 0.00%, 7/25/2035 (f)	134	6

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	170	146
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	61	48
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	1	1
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	8	5
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	56	47
Series 2005-7, Class 30, PO, 11/25/2035	6	6
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.59%, 10/25/2033 (f)	5	4
Series 2006-1, Class A1, 6.80%, 2/25/2036 (f)	25	24
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	848	727
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 4.22%, 5/20/2034 (f)	7	6
Series 2004-HYB3, Class 2A, 2.71%, 6/20/2034 (f)	9	8
Series 2004-7, Class 2A1, 6.34%, 6/25/2034 (f)	11	10
Series 2005-16, Class A23, 5.50%, 9/25/2035	25	17
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (f)	63	48
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (f)	3	3
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1	1
Series 2005-1, Class 2A1A, 2.99%, 2/25/2035 (f)	36	27
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	1,294	1,234
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 ‡ (b) (e)	689	657
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	59	64
FHLMC, REMIC
Series 1518, Class G, IF, 4.00%, 5/15/2023 (f)	—	—
Series 1798, Class F, 5.00%, 5/15/2023	—	—
Series 1505, Class Q, 7.00%, 5/15/2023	—	—
Series 1541, Class O, 2.78%, 7/15/2023 (f)	—	—
Series 2638, Class DS, IF, 3.92%, 7/15/2023 (f)	1	1
Series 1577, Class PV, 6.50%, 9/15/2023	3	3
Series 1584, Class L, 6.50%, 9/15/2023	2	2
Series 1633, Class Z, 6.50%, 12/15/2023	2	2
Series 1638, Class H, 6.50%, 12/15/2023	5	5
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	—	—
Series 1694, Class PK, 6.50%, 3/15/2024	—	—
Series 2033, Class SN, HB, IF, 21.24%, 3/15/2024 (f)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 6.80%, 5/15/2024 (f)	1	—
Series 1863, Class Z, 6.50%, 7/15/2026	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 1999, Class PU, 7.00%, 10/15/2027	9	9

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2031, Class PG, 7.00%, 2/15/2028	19	19
Series 2035, Class PC, 6.95%, 3/15/2028	19	20
Series 2038, Class PN, IO, 7.00%, 3/15/2028	1	—
Series 2057, Class PE, 6.75%, 5/15/2028	31	32
Series 2054, Class PV, 7.50%, 5/15/2028	4	4
Series 2064, Class TE, 7.00%, 6/15/2028	6	6
Series 2075, Class PH, 6.50%, 8/15/2028	4	5
Series 2095, Class PE, 6.00%, 11/15/2028	14	14
Series 2132, Class SB, IF, 10.35%, 3/15/2029 (f)	1	1
Series 2178, Class PB, 7.00%, 8/15/2029	8	8
Series 2182, Class ZB, 8.00%, 9/15/2029	13	14
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	—	—
Series 2247, Class Z, 7.50%, 8/15/2030	4	4
Series 2259, Class ZC, 7.35%, 10/15/2030	84	91
Series 2325, Class PM, 7.00%, 6/15/2031	2	2
Series 2359, Class ZB, 8.50%, 6/15/2031	10	11
Series 2344, Class ZD, 6.50%, 8/15/2031	18	19
Series 2344, Class ZJ, 6.50%, 8/15/2031	4	4
Series 2345, Class NE, 6.50%, 8/15/2031	2	2
Series 2367, Class ME, 6.50%, 10/15/2031	35	36
Series 2390, Class DO, PO, 12/15/2031	2	2
Series 2410, Class QX, IF, IO, 3.97%, 2/15/2032 (f)	5	—
Series 2410, Class OE, 6.38%, 2/15/2032	2	2
Series 2412, Class SP, IF, 6.73%, 2/15/2032 (f)	5	5
Series 2410, Class QS, IF, 7.32%, 2/15/2032 (f)	5	6
Series 2444, Class ES, IF, IO, 3.27%, 3/15/2032 (f)	7	1
Series 2450, Class SW, IF, IO, 3.32%, 3/15/2032 (f)	5	—
Series 2423, Class MC, 7.00%, 3/15/2032	11	12
Series 2423, Class MT, 7.00%, 3/15/2032	18	19
Series 2647, Class A, 3.25%, 4/15/2032	19	18
Series 2435, Class CJ, 6.50%, 4/15/2032	34	36
Series 2455, Class GK, 6.50%, 5/15/2032	13	13
Series 2484, Class LZ, 6.50%, 7/15/2032	9	9
Series 2500, Class MC, 6.00%, 9/15/2032	29	30
Series 2543, Class YX, 6.00%, 12/15/2032	381	398
Series 2544, Class HC, 6.00%, 12/15/2032	20	21
Series 2574, Class PE, 5.50%, 2/15/2033	112	115
Series 2575, Class ME, 6.00%, 2/15/2033	55	58
Series 2586, Class WI, IO, 6.50%, 3/15/2033	4	1
Series 2764, Class UG, 5.00%, 3/15/2034	102	103
Series 2949, Class GE, 5.50%, 3/15/2035	123	127
Series 3047, Class OD, 5.50%, 10/15/2035	127	128
Series 3085, Class VS, IF, 9.98%, 12/15/2035 (f)	30	33
Series 3098, Class KG, 5.50%, 1/15/2036	103	107
Series 3117, Class EO, PO, 2/15/2036	10	8
Series 3260, Class CS, IF, IO, 1.46%, 1/15/2037 (f)	10	1
Series 3380, Class SI, IF, IO, 1.69%, 10/15/2037 (f)	591	66
Series 3385, Class SN, IF, IO, 1.32%, 11/15/2037 (f)	7	—

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3387, Class SA, IF, IO, 1.74%, 11/15/2037 (f)	24	2
Series 3423, Class PB, 5.50%, 3/15/2038	112	116
Series 3451, Class SA, IF, IO, 1.37%, 5/15/2038 (f)	3	—
Series 3455, Class SE, IF, IO, 1.52%, 6/15/2038 (f)	81	5
Series 3786, Class PD, 4.50%, 1/15/2041	407	410
Series 4664, Class UZ, 4.00%, 3/15/2047	1,271	1,228
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	18	3
Series 239, Class S30, IF, IO, 3.02%, 8/15/2036 (f)	20	3
Series 262, Class 35, 3.50%, 7/15/2042	93	89
Series 299, Class 300, 3.00%, 1/15/2043	61	56
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.34%, 7/25/2032 (f)	6	6
Series T-54, Class 2A, 6.50%, 2/25/2043	49	52
Series T-54, Class 3A, 7.00%, 2/25/2043	21	22
Series T-56, Class A, PO, 5/25/2043	136	134
Series T-58, Class A, PO, 9/25/2043	8	6
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	51	27
FNMA Trust, Whole Loan Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	7	8
FNMA, REMIC
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (f)	—	—
Series 1998-43, Class SA, IF, IO, 12.80%, 4/25/2023 (f)	—	— (h)
Series 1993-146, Class E, PO, 5/25/2023	—	—
Series 1993-84, Class M, 7.50%, 6/25/2023	1	1
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 3.55%, 9/25/2023 (f)	—	—
Series 1993-155, Class PJ, 7.00%, 9/25/2023	1	1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	—	—
Series 1993-203, Class PL, 6.50%, 10/25/2023	1	1
Series 1995-19, Class Z, 6.50%, 11/25/2023	2	2
Series 1993-230, Class FA, 5.22%, 12/25/2023 (f)	—	—
Series 1993-223, Class PZ, 6.50%, 12/25/2023	3	3
Series 1993-225, Class UB, 6.50%, 12/25/2023	2	2
Series 2003-128, Class DY, 4.50%, 1/25/2024	12	12
Series 1994-37, Class L, 6.50%, 3/25/2024	4	4
Series 1994-72, Class K, 6.00%, 4/25/2024	33	33
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (f)	1	—
Series 1997-39, Class PD, 7.50%, 5/20/2027	2	2
Series 1997-46, Class PL, 6.00%, 7/18/2027	3	3
Series 1998-36, Class ZB, 6.00%, 7/18/2028	1	1
Series 1998-46, Class GZ, 6.50%, 8/18/2028	5	5
Series 1998-58, Class PC, 6.50%, 10/25/2028	12	12
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	2,109	143
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	24	1
Series 2000-52, IO, 8.50%, 1/25/2031	1	—
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	37	4
Series 2001-30, Class PM, 7.00%, 7/25/2031	10	11

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-36, Class DE, 7.00%, 8/25/2031	16	17
Series 2001-44, Class PD, 7.00%, 9/25/2031	1	1
Series 2001-61, Class Z, 7.00%, 11/25/2031	29	31
Series 2002-1, Class SA, IF, 9.44%, 2/25/2032 (f)	1	1
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	26	1
Series 2002-15, PO, 4/25/2032	22	20
Series 2002-28, Class PK, 6.50%, 5/25/2032	11	12
Series 2002-68, Class SH, IF, IO, 3.24%, 10/18/2032 (f)	25	1
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	14	14
Series 2002-77, Class S, IF, 5.60%, 12/25/2032 (f)	2	2
Series 2003-22, Class UD, 4.00%, 4/25/2033	61	60
Series 2003-47, Class PE, 5.75%, 6/25/2033	11	12
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	14	2
Series 2003-64, Class SX, IF, 2.09%, 7/25/2033 (f)	2	2
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 1.25%, 8/25/2033 (f)	17	15
Series 2003-91, Class SD, IF, 4.42%, 9/25/2033 (f)	4	4
Series 2003-116, Class SB, IF, IO, 2.75%, 11/25/2033 (f)	32	3
Series 2003-130, Class SX, IF, 4.25%, 1/25/2034 (f)	—	—
Series 2003-131, Class CH, 5.50%, 1/25/2034	36	37
Series 2004-46, Class SK, IF, 3.18%, 5/25/2034 (f)	9	9
Series 2004-35, Class AZ, 4.50%, 5/25/2034	52	51
Series 2004-36, Class SA, IF, 6.20%, 5/25/2034 (f)	23	25
Series 2004-51, Class SY, IF, 4.55%, 7/25/2034 (f)	2	2
Series 2004-79, Class ZE, 5.50%, 11/25/2034	287	294
Series 2004-91, Class HC, 6.00%, 12/25/2034	422	427
Series 2005-45, Class DC, IF, 6.54%, 6/25/2035 (f)	35	35
Series 2005-84, Class XM, 5.75%, 10/25/2035	20	21
Series 2006-22, Class AO, PO, 4/25/2036	15	13
Series 2006-46, Class SW, IF, 6.43%, 6/25/2036 (f)	4	5
Series 2007-7, Class SG, IF, IO, 1.65%, 8/25/2036 (f)	42	6
Series 2006-110, PO, 11/25/2036	13	11
Series 2006-117, Class GS, IF, IO, 1.80%, 12/25/2036 (f)	22	1
Series 2007-53, Class SH, IF, IO, 1.25%, 6/25/2037 (f)	29	2
Series 2007-88, Class VI, IF, IO, 1.69%, 9/25/2037 (f)	44	5
Series 2007-100, Class SM, IF, IO, 1.60%, 10/25/2037 (f)	23	2
Series 2008-1, Class BI, IF, IO, 1.06%, 2/25/2038 (f)	23	2
Series 2008-16, Class IS, IF, IO, 1.35%, 3/25/2038 (f)	6	—
Series 2008-46, Class HI, IO, 1.30%, 6/25/2038 (f)	14	1
Series 2008-53, Class CI, IF, IO, 2.35%, 7/25/2038 (f)	9	1
Series 2009-112, Class ST, IF, IO, 1.40%, 1/25/2040 (f)	21	2
Series 2010-35, Class SB, IF, IO, 1.57%, 4/25/2040 (f)	9	1
Series 2010-80, Class PZ, 5.00%, 7/25/2040	378	380
Series 2010-102, Class PN, 5.00%, 9/25/2040	402	405
Series 2010-134, Class KZ, 4.50%, 12/25/2040	195	186
Series 2012-30, Class DZ, 4.00%, 4/25/2042	162	156
Series 2013-67, Class KZ, 2.50%, 4/25/2043	893	733
Series 2013-128, PO, 12/25/2043	76	59

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	287	51
Series 2014-19, Class Z, 4.50%, 4/25/2044	522	522
Series 2016-38, Class NA, 3.00%, 1/25/2046	88	82
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	9	8
Series 1999-W4, Class A9, 6.25%, 2/25/2029	36	37
Series 2002-W7, Class A4, 6.00%, 6/25/2029	97	96
Series 2003-W1, Class 1A1, 4.78%, 12/25/2042 (f)	112	108
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (f)	17	16
FNMA, REMIC, Whole Loan Series 2003-7, Class A1, 6.50%, 12/25/2042	83	86
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	2	2
Series 365, Class 8, IO, 5.50%, 5/25/2036	8	2
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.17%, 6/19/2035 (f)	45	39
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	169	169
Series 2004-28, Class S, IF, 6.66%, 4/16/2034 (f)	8	9
Series 2006-38, Class OH, 6.50%, 8/20/2036	500	507
Series 2007-45, Class QA, IF, IO, 1.88%, 7/20/2037 (f)	35	2
Series 2009-79, Class OK, PO, 11/16/2037	19	16
Series 2007-76, Class SA, IF, IO, 1.77%, 11/20/2037 (f)	28	1
Series 2008-2, Class MS, IF, IO, 2.43%, 1/16/2038 (f)	26	3
Series 2015-137, Class WA, 5.55%, 1/20/2038 (f)	156	162
Series 2009-106, Class ST, IF, IO, 1.24%, 2/20/2038 (f)	87	4
Series 2008-55, Class SA, IF, IO, 1.44%, 6/20/2038 (f)	16	1
Series 2009-6, Class SA, IF, IO, 1.37%, 2/16/2039 (f)	9	—
Series 2009-6, Class SH, IF, IO, 1.28%, 2/20/2039 (f)	32	—
Series 2009-31, Class TS, IF, IO, 1.54%, 3/20/2039 (f)	23	—
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	25	3
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	19	2
Series 2009-22, Class SA, IF, IO, 1.51%, 4/20/2039 (f)	41	2
Series 2009-64, Class SN, IF, IO, 1.37%, 7/16/2039 (f)	30	2
Series 2009-104, Class KB, 5.50%, 11/16/2039	236	246
Series 2010-130, Class CP, 7.00%, 10/16/2040	28	30
Series 2011-75, Class SM, IF, IO, 1.84%, 5/20/2041 (f)	53	3
Series 2013-69, Class MA, 1.50%, 8/20/2042	185	165
Series 2016-135, Class Z, 3.00%, 10/20/2046	242	209
Series 2020-30, Class PT, 4.77%, 3/20/2048 (f)	693	687
Series 2011-H19, Class FA, 5.04%, 8/20/2061 (f)	188	187
Series 2012-H23, Class SA, 5.10%, 10/20/2062 (f)	383	380
Series 2013-H08, Class FC, 5.02%, 2/20/2063 (f)	181	180
Series 2013-H09, Class HA, 1.65%, 4/20/2063	3	2
Series 2014-H17, Class FC, 5.07%, 7/20/2064 (f)	169	167
Series 2015-H16, Class FG, 5.01%, 7/20/2065 (f)	400	397
Series 2015-H30, Class FE, 5.17%, 11/20/2065 (f)	516	513
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (f)	119	118
Series 2016-H26, Class FC, 5.57%, 12/20/2066 (f)	89	88
Series 2017-H14, Class FV, 5.07%, 6/20/2067 (f)	240	238

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	124	118
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	17	16
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	49	50
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	7	7
Home RE Ltd. (Bermuda) Series 2022-1, Class M1A, 7.41%, 10/25/2034 (b) (f)	800	805
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.55%, 5/25/2036 (f)	5	4
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 4.18%, 11/25/2033 (f)	7	7
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (b) (f)	510	497
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (f)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	9	9
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	28	27
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	51	48
Series 2004-7, Class 30, PO, 8/25/2034	4	3
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018	—	—
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	42	41
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	6	3
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	16	14
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037	72	14
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (b)	1	1
SART, 4.75%, 7/15/2024 ‡	84	82
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	445	415
Series 2019-3, Class MB, 3.50%, 10/25/2058	295	256
Series 2022-1, Class MTU, 3.25%, 11/25/2061	814	733
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	1,390	1,126
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (b)	165	165
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.22%, 2/15/2024 (f)	1	1
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	26	26
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	19	19
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	9	10
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	38	39
Series 1998-1, Class 2E, 7.00%, 3/15/2028	12	12
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (f)	1,000	954
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.17%, 8/25/2033 (f)	3	3
Series 2003-AR9, Class 1A6, 4.16%, 9/25/2033 (f)	13	12
Series 2004-AR3, Class A2, 3.25%, 6/25/2034 (f)	4	4
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.15%, 4/25/2035 (f)	81	4
Series 2005-2, Class 1A4, IF, IO, 0.20%, 4/25/2035 (f)	287	12
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	95	16

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-4, Class CB7, 5.50%, 6/25/2035	74	68
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	18	15
Total Collateralized Mortgage Obligations (Cost $23,066)		21,816
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	164
United Mexican States
4.13%, 1/21/2026	200	197
3.75%, 1/11/2028	280	270
2.66%, 5/24/2031	283	237
3.50%, 2/12/2034	257	219
4.75%, 3/8/2044	50	42
4.35%, 1/15/2047	58	46
4.40%, 2/12/2052	330	258
3.77%, 5/24/2061	211	142
Total Foreign Government Securities (Cost $1,873)		1,575
U.S. Government Agency Securities — 0.2%
FNMA, STRIPS 19.99%, 3/23/2028 (a)	630	520
Tennessee Valley Authority
5.88%, 4/1/2036	140	161
4.63%, 9/15/2060	93	93
4.25%, 9/15/2065	101	95
Total U.S. Government Agency Securities (Cost $842)		869
Loan Assignments — 0.1% (c) (i)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $749)	741	639
Municipal Bonds — 0.1% (j)
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	30	32
Port Authority of New York and New Jersey, Consolidated Series 164, Rev., 5.65%, 11/1/2040	130	140
Total New York		172
Ohio — 0.0% ^
Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	98	90
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041	275	291
Total Municipal Bonds (Cost $531)		553

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (k) (l) (Cost $6,087)	6,085	6,087
Total Investments — 99.6% (Cost $568,284)		521,431
Other Assets Less Liabilities — 0.4%		2,309
NET ASSETS — 100.0%		523,740

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of March 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $907 or 0.17% of the Fund’s net assets as of March 31, 2023.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	22	06/21/2023	USD	2,531	70
U.S. Treasury Ultra Bond	21	06/21/2023	USD	2,975	155
U.S. Treasury 2 Year Note	33	06/30/2023	USD	6,818	77
U.S. Treasury 5 Year Note	103	06/30/2023	USD	11,294	84
					386

Abbreviations
USD	United States Dollar

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$61,623	$9,073	$70,696
Collateralized Mortgage Obligations	—	20,004	1,812	21,816
Commercial Mortgage-Backed Securities	—	30,404	—	30,404
Corporate Bonds	—	131,796	—	131,796
Foreign Government Securities	—	1,575	—	1,575
Loan Assignments	—	639	—	639
Mortgage-Backed Securities
Mortgage-Backed Securities	—	111,385	2,214	113,599
Municipal Bonds	—	553	—	553
U.S. Government Agency Securities	—	869	—	869
U.S. Treasury Obligations	—	143,397	—	143,397
Short-Term Investments
Investment Companies	6,087	—	—	6,087
Total Investments in Securities	$6,087	$502,245	$13,099	$521,431
Appreciation in Other Financial Instruments
Futures Contracts	$386	$—	$—	$386
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of December 31, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of March 31, 2023
Investments in Securities:
Asset-Backed Securities	$10,100	$—	$56	$—(b)	$—	$(383)	$—	$—	$(700)	$9,073
Collateralized Mortgage Obligations	4,750	—	6	— (b)	—	(1,868)	—	(1,076)	—	1,812
Mortgage-Backed Securities	—	—	3	—	1,520	(9)	—	—	700	2,214
Total	$14,850	$—	$65	$—(b)	$1,520	$(2,260)	$—	$(1,076)	$—	$13,099

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $75.
There were no significant transfers into or out of level 3 for the period ended March 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Portfolio's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,926	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (3.27%)
			Yield (Discount Rate of Cash Flows)	4.95% - 7.78% (6.38%)

Asset-Backed Securities	1,926
	1,611	Discounted Cash Flow	Constant Prepayment Rate	00.00% - 8.00% (3.26%)
			Yield (Discount Rate of Cash Flows)	7.76% - 11.69% (10.09%)

Collateralized Mortgage Obligations	1,611
Total	$3,537

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2023, the value of these investments was $9,562. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (a) (b)	$14,135	$43,337	$51,385	$4	$(4)	$6,087	6,085	$105	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.